(LOSS) PER SHARE (Details 1) - shares	3 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Share options [member]
IfrsStatementLineItems [Line Items]
Anti-dilutive effect on loss per share	1,963,420	1,201,400
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Anti-dilutive effect on loss per share	378,740	378,740